Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000103359_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.92%
C000103359_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000103359_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.00%
C000211233_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.92%
C000211233_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000211233_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.27%
C000103357_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.01%
C000103357_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.03%
C000103357_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.49%
C000177590_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000177590_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.19%
C000177590_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.51%
C000103355_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.92%
C000103355_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000103355_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.00%
C000100045_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000100045_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.19%
C000100045_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.50%
C000103359_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.92%
C000103359_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%
C000103359_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.02%
C000211233_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.94%
C000211233_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%
C000211233_NoLoadClassMember_2025-03-01_2026-02-28Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000103357_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.33%
C000103357_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.00%
C000103357_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.45%
C000177590_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
C000177590_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.06%
C000177590_NoLoadClassMember_2025-03-01_2026-02-28Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%
C000177590_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000177590_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.06%
C000177590_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%
C000177590_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%
C000177590_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000177590_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000103355_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.55%
C000103355_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.27%
C000103355_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.38%
C000103355_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%
C000103355_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%
C000103355_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.23%
C000100045_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%
C000100045_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.18%
C000100045_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.49%